Note 13 - Intangible Assets: Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Patents	$ 88,226	$ 63,554	$ 63,554
Trademarks	277	277	277
Goodwill	3,717,931	3,057,003	2,444,558
Intangible assets	3,806,434	3,120,834	2,508,389
Less: impairments	0	0	0
Intangible assets, net	$ 3,806,434	$ 3,120,834	$ 2,508,389